LoCorr Market Trend Fund
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate	Amount	Value
ASSET BACKED SECURITIES: 9.69%
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$391,231	$418,015
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	324,688	328,481
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	1,900,919	1,937,036
CenterPoint Energy Residential Bond, 2009-1 A3	08/15/2023	4.24%	788,968	816,338
Chase Issuance Trust, 2018-A1 A1 (1 Month LIBOR USD + 0.200%) (c)	04/17/2023	0.31%	2,050,000	2,050,137
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	403,222	409,680
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,633,130	1,666,429
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.47%	1,067,000	1,066,936
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	784,963	789,379
GM Financial Consumer Automobile Receivables Trust
Series 2018-4 A3	10/16/2023	3.21%	1,327,147	1,346,689
Series 2021-1 A-3	10/16/2025	0.35%	750,000	749,198
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	653,211	673,308
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	554,328	562,744
Series 2020-3 A3	10/18/2024	0.37%	1,400,000	1,400,469
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,150,000	1,149,559
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	0.96%	447,956	448,446
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.81%	432,861	433,535
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.01%	428,211	429,004
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.11%	454,355	455,204
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.21%	685,395	687,305
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.76%	490,000	492,815
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.93%	199,756	197,892
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	633,566	649,774
PFS Financing Corp.
Series 2020-F A (a)	08/15/2024	0.93%	700,000	704,035
Series 2020-G A (a)	02/17/2026	0.97%	500,000	501,964
SoFi Professional Loan Program LLC, 2015-C A2 (a)	08/25/2033	2.51%	704,259	705,832
Tricon American Homes Trust
Series 2017-SFR2 A (a)	01/18/2036	2.93%	98,934	101,267
Series 2017-SFR2 B (a)	01/18/2036	3.28%	400,000	408,238
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	342,957	346,327
Series 2019-B A1A	12/20/2023	2.33%	1,080,000	1,096,417
Series 2020-A A1A	07/20/2024	1.85%	1,180,000	1,203,615
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	443,656	467,757
Wendy's Funding LLC, 2018-1A A2I (a)	03/15/2048	3.57%	212,850	218,791
TOTAL ASSET BACKED SECURITIES (Cost $24,703,988)				24,912,616

CORPORATE BONDS: 23.37%
Agriculture: 0.38%
BAT Capital Corp.	08/15/2024	3.22%	135,000	143,702
BAT International Finance PLC (b)	03/25/2026	1.67%	835,000	826,172
				969,874
Auto Manufacturers: 0.36%
General Motors Financial Co., Inc.	06/20/2025	2.75%	895,000	933,941

Banks: 12.69%
Banco Santander SA (b)	02/23/2023	3.13%	540,000	564,938
Banco Santander SA (b)	05/28/2025	2.75%	230,000	240,220
Bank of America Corp.	01/11/2023	3.30%	1,740,000	1,827,926
Bank of America Corp. (SOFR + 0.740%) (c)	10/24/2024	0.81%	500,000	501,214
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	1,070,000	1,066,316
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	1,150,000	1,133,899
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	625,000	625,215
BB&T Corp.	12/06/2023	3.75%	190,000	205,682
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	750,000	789,420
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (c)	01/24/2023	3.14%	495,000	504,856
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (c)	06/01/2024	4.04%	435,000	465,994
Citigroup, Inc. (SOFR + 0.686%) (c)	10/30/2024	0.78%	1,675,000	1,673,779
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	350,000	342,206
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	635,000	668,578
Credit Suisse AG (b)	05/05/2023	1.00%	565,000	567,813
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(c)	01/12/2023	5.00%	630,000	649,916
Federation des Caisses Desjardins du Quebec (a)(b)	09/26/2023	1.95%	700,000	716,631
Goldman Sachs Group, Inc.	02/23/2023	3.20%	2,180,000	2,281,158
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	2,940,000	2,937,583
Goldman Sachs Group, Inc.	04/01/2025	3.50%	225,000	243,681
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	165,000	161,611
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	1,130,000	1,150,824
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,165,000	1,184,203
Huntington National Bank	04/01/2022	3.13%	365,000	374,146
ING Groep NV (b)	04/09/2024	3.55%	540,000	581,274
JP Morgan Chase & Co.	01/25/2023	3.20%	2,140,000	2,247,798
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	375,000	366,106
JP Morgan Chase & Co. (SOFR + 0.695%) (c)	02/04/2027	1.04%	590,000	575,147
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(c)	09/15/2024	0.85%	660,000	660,639
Morgan Stanley	11/01/2022	4.88%	485,000	517,071
Morgan Stanley	01/23/2023	3.13%	1,830,000	1,916,034
Morgan Stanley (SOFR + 0.455%) (c)	01/25/2024	0.53%	1,365,000	1,362,464
National Bank of Canada (a)(b)	10/07/2022	2.15%	365,000	374,102
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	820,000	850,290
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	405,000	406,395
UBS AG/London (a)(b)	04/21/2022	1.75%	440,000	446,076
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	200,000	201,154
Wells Fargo & Co.	02/13/2023	3.45%	625,000	658,297
Wells Fargo & Co. (SOFR + 1.600%) (c)	06/02/2024	1.65%	575,000	587,363
				32,628,019
Biotechnology: 0.38%
Gilead Sciences, Inc.	09/29/2023	0.75%	360,000	360,393
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	625,000	624,350
				984,743
Chemicals: 0.14%
DuPont de Nemours, Inc.	11/15/2023	4.21%	345,000	374,754

Diversified Financial Services: 1.45%
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	500,000	524,169
Air Lease Corp.	07/03/2023	3.88%	430,000	457,058
Air Lease Corp.	02/01/2024	4.25%	150,000	162,718
Capital One Bank	02/15/2023	3.38%	640,000	672,201
GE Capital International Funding Co Unlimited Co. (b)	11/15/2025	3.37%	1,755,000	1,902,148
				3,718,294
Electric: 0.74%
Eversource Energy	08/15/2025	0.80%	75,000	73,083
Exelon Generation Co. LLC	03/15/2022	3.40%	270,000	276,777
Exelon Generation Co. LLC	06/01/2025	3.25%	195,000	208,116
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	695,000	712,483
Southern California Edison Co.	04/01/2024	1.10%	635,000	634,942
				1,905,401
Insurance: 0.88%
American International Group, Inc.	06/30/2025	2.50%	275,000	288,425
Aon Corp.	11/15/2022	2.20%	550,000	564,676
Equitable Financial Life Global (a)	07/07/2025	1.40%	530,000	529,509
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	325,000	321,277
Voya Financial, Inc.	07/15/2024	3.13%	520,000	555,659
				2,259,546
Media: 0.62%
Comcast Corp.	04/15/2024	3.70%	1,450,000	1,583,467

Miscellaneous Manufacturing: 0.15%
Parker-Hannifin Corp.	06/14/2024	2.70%	355,000	376,127

Oil & Gas: 0.76%
Atmos Energy Corp. (3 Month LIBOR USD + 0.380%) (c)	03/09/2023	0.57%	200,000	200,022
Chevron Corp.	05/11/2023	1.14%	110,000	111,831
Diamondback Energy, Inc.	12/01/2024	2.88%	300,000	316,335
ONE Gas, Inc.	03/11/2024	1.10%	845,000	844,695
Phillips 66	02/15/2024	0.90%	470,000	470,113
				1,942,996
Packaging & Containers: 0.13%
Berry Global, Inc. (a)	02/15/2024	0.95%	330,000	328,446

Pharmaceuticals: 0.87%
AbbVie, Inc.	11/21/2022	2.30%	625,000	643,065
AbbVie, Inc.	11/21/2024	2.60%	455,000	480,402
Bristol-Myers Squibb Co.	11/13/2023	0.54%	395,000	395,035
CVS Health Corp.	08/12/2024	3.38%	665,000	715,407
				2,233,909
Pipelines: 0.67%
Energy Transfer Operating LP	05/15/2025	2.90%	240,000	249,657
MPLX LP	03/01/2026	1.75%	640,000	640,692
ONEOK, Inc.	09/01/2024	2.75%	260,000	272,749
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	560,347
				1,723,445
Real Estate Investment Trusts: 1.13%
American Tower Corp.	09/15/2025	1.30%	1,055,000	1,050,015
Camden Property Trust	12/15/2022	2.95%	395,000	409,040
Crown Castle International Corp.	07/15/2025	1.35%	430,000	428,928
Duke Realty LP	04/15/2023	3.63%	535,000	562,503
Highwoods Realty LP	06/15/2021	3.20%	100,000	100,075
Kilroy Realty LP	01/15/2023	3.80%	335,000	349,550
				2,900,111
Software: 0.06%
Fiserv, Inc.	07/01/2024	2.75%	150,000	158,495

Telecommunications: 1.85%
AT&T, Inc.	12/01/2022	2.63%	240,000	247,429
NTT Finance Corp. (a)(b)	04/03/2026	1.16%	560,000	552,347
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	1,120,000	1,208,939
Verizon Communications, Inc.	09/15/2023	5.15%	830,000	920,517
Verizon Communications, Inc.	11/01/2024	3.50%	490,000	531,828
Verizon Communications, Inc.	11/20/2025	0.85%	895,000	875,487
Verizon Communications, Inc.	03/20/2026	1.45%	425,000	425,082
				4,761,629
Transportation: 0.11%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	270,000	292,561
TOTAL CORPORATE BONDS (Cost $59,297,882)				60,075,758

MORTGAGE BACKED SECURITIES: 10.30%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	0.94%	500,000	498,443
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/15/2038	1.26%	600,000	600,179
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	427,212
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.03%	484,363	484,667
Comm Mortgage Trust
Series 2013-CR6 A4	03/10/2046	3.10%	185,000	190,435
Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	1,035,508
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	185,000	198,809
Series 2013-CR11 B (d)	08/12/2050	5.11%	575,000	620,610
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.86%	220,392	220,322
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.91%	44,261	44,261
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.09%	1,000,000	1,000,930
Fannie Mae Aces
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	1.04%	807,904	809,459
Series 2014-M11 1A (d)	08/25/2024	3.12%	647,396	686,850
Fannie Mae Connecticut Avenue Securities
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.11%	63,073	62,181
Series 2017-C02 2ED3 (1 Month LIBOR USD + 1.350%) (c)	09/25/2029	1.46%	217,193	217,518
Series 2017-C05 1M2 (1 Month LIBOR USD + 2.200%) (c)	01/25/2030	2.31%	361,054	364,558
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.56%	400,000	396,301
FHLMC Multifamily Structured Pass Through Certificates, KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.42%	597,915	596,776
Freddie Mac STACR Trust
Series 2018-DNA2 M2A (1 Month LIBOR USD + 2.150%) (a)(c)	12/26/2030	2.26%	400,000	402,653
Series 2018-DNA3 M2A (1 Month LIBOR USD + 2.100%) (a)(c)	09/25/2048	2.21%	300,000	300,757
Series 2020-DNA2 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	02/25/2050	0.86%	13,698	13,694
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.31%	145,020	145,203
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.51%	400,000	403,013
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.51%	658,330	653,774
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	523,931	529,952
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	632,858	643,826
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	839,267	857,693
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,235,595	1,263,940
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	0.91%	750,000	750,141
GS Mortgage Securities Trust
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,077,580
Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	1,094,098
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	546,334
Series 2014-C22 AS	09/17/2047	4.11%	685,000	735,823
Series 2013-C10 AS	12/17/2047	3.37%	200,000	207,760
JP Morgan Mortgage Trust
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	46,869	46,966
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	17,875	17,880
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.14%	289,262	289,534
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.26%	1,350,000	1,354,231
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.79%	1,000,000	1,033,796
Sequoia Mortgage Trust
Series 2018-3 A4 (a)(d)	03/25/2048	3.50%	91,346	91,352
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	227,061	228,479
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	418,293	423,996
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,009,921	1,025,701
Verus Securitization Trust, 2020-1 A3 (a)(c)	01/25/2060	2.72%	379,920	383,296
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 AS	10/17/2045	3.54%	165,000	170,887
Series 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	1,065,718
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	165,000	172,106
Series 2013-C14 A5	06/15/2046	3.34%	185,000	194,587
Series 2014-C24 A5	11/18/2047	3.615	1,000,000	1,078,204
Series 2013-C12 AS	03/17/2048	3.56%	780,000	814,351
TOTAL MORTGAGE BACKED SECURITIES (Cost $26,193,436)				26,472,344

MUNICIPAL BONDS: 0.60%
City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	570,847
Pennsylvania State University	09/01/2023	1.35%	940,000	961,724
TOTAL MUNICIPAL BONDS (Cost $1,495,000)				1,532,571

U.S. GOVERNMENT AGENCY ISSUES: 8.72%
Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,343,177
Federal Home Loan Banks	06/10/2022	2.13%	2,620,000	2,682,292
Federal Home Loan Banks	06/10/2022	2.75%	3,180,000	3,280,020
Federal Home Loan Banks	12/09/2022	3.00%	4,500,000	4,713,591
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	1,330,000	1,329,966
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	1,470,000	1,471,003
Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,700,503
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	534,871
Federal National Mortgage Association	09/06/2022	1.38%	2,310,000	2,352,352
Federal National Mortgage Association	07/10/2023	0.25%	2,000,000	2,001,438
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $21,935,536)				22,409,213

U.S. GOVERNMENT NOTES: 27.21%
United States Treasury Note	03/31/2022	1.88%	3,495,000	3,556,845
United States Treasury Note	05/15/2022	1.75%	8,330,000	8,482,608
United States Treasury Note	11/30/2022	0.13%	4,270,000	4,268,832
United States Treasury Note	01/31/2023	2.38%	3,765,000	3,917,512
United States Treasury Note	03/31/2023	1.50%	4,210,000	4,321,499
United States Treasury Note	05/15/2023	1.75%	740,000	764,310
United States Treasury Note	06/30/2023	2.63%	3,250,000	3,426,846
United States Treasury Note	09/30/2023	2.88%	505,000	538,042
United States Treasury Note	02/15/2024	2.75%	3,155,000	3,373,632
United States Treasury Note	03/31/2024	2.13%	1,420,000	1,494,439
United States Treasury Note	06/30/2024	2.00%	8,055,000	8,461,526
United States Treasury Note	09/30/2024	1.50%	9,730,000	10,062,188
United States Treasury Note	01/31/2025	1.38%	1,090,000	1,121,125
United States Treasury Note	02/15/2025	7.63%	900,000	1,142,473
United States Treasury Note	03/31/2025	2.63%	1,400,000	1,508,773
United States Treasury Note	05/15/2025	2.13%	4,335,000	4,587,141
United States Treasury Note	05/31/2025	0.25%	1,990,000	1,951,755
United States Treasury Note	07/31/2025	0.25%	5,445,000	5,323,976
United States Treasury Note	10/31/2025	0.25%	1,670,000	1,625,380
TOTAL U.S. GOVERNMENT NOTES (Cost $69,250,673)				69,928,902

SHORT TERM INVESTMENT: 7.41%
MONEY MARKET FUND: 7.41%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.03% (e)(f)			19,044,531	19,044,531
TOTAL MONEY MARKET FUND (Cost $19,044,531)				19,044,531
TOTAL SHORT TERM INVESTMENT (Cost $19,044,531)				19,044,531

TOTAL INVESTMENTS (Cost $221,921,046): 87.30%				224,375,935
Other Assets in Excess of Liabilities: 12.70% (g)				32,652,433
TOTAL NET ASSETS: 100.00%				$257,028,368

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $31,121,576 which represents 12.11% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2021.
(e)	The rate quoted is the annualized seven-day effective yield as of March 31, 2021.
(f)	All or a portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts. At March 31, 2021, the value of this security totals $369,700.
(g)	Includes assets pledged as collateral for derivative contracts. At March 31, 2021, the value of these assets totals $27,671,336.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
March 31, 2021 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	March 31, 2021	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$12,584,290	06/18/2021	AUD	$12,333,221	USD	$12,584,290	$–	$(251,069)
18,718,850	06/18/2021	CAD	18,673,045	USD	18,718,850	–	(45,805)
23,174,909	06/18/2021	CHF	22,756,417	USD	23,174,909	–	(418,492)
31,132,869	06/18/2021	EUR	30,624,345	USD	31,132,869	–	(508,524)
47,813,059	06/18/2021	GBP	47,317,179	USD	47,813,059	–	(495,880)
30,683,112	06/18/2021	JPY	30,265,959	USD	30,683,112	–	(417,153)
15,551,450	06/18/2021	MXN	15,993,737	USD	15,551,450	442,287	–
24,171,297	06/18/2021	NZD	23,483,915	USD	24,171,297	–	(687,382)
Total Purchase Contracts			201,447,818		203,829,836	442,287	(2,824,305)

Sale Contracts:
$5,315,163	06/18/2021	USD	$5,250,281	AUD	$5,315,163	$64,882	$–
463,455	06/18/2021	USD	463,961	CAD	463,455	–	(506)
64,566,399	06/18/2021	USD	63,654,557	CHF	64,566,399	911,842	–
42,768,042	06/18/2021	USD	42,361,916	EUR	42,768,042	406,126	–
28,599,449	06/18/2021	USD	28,548,335	GBP	28,599,449	51,114	–
96,186,200	06/18/2021	USD	94,330,678	JPY	96,186,200	1,855,522	–
670,008	06/18/2021	USD	682,058	MXN	670,008	–	(12,050)
16,561,508	06/18/2021	USD	16,562,054	NZD	16,561,508	–	(546)
Total Sale Contracts			251,853,840		255,130,224	3,289,486	(13,102)
Net Forward Currency Contracts			$(50,406,022)		$(51,300,388)	$3,731,773	$(2,837,407)
Net Unrealized Appreciation						$894,366

Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2021.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
March 31, 2021 (Unaudited)

Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	841	Jun-22	$247,867,819	$247,928,677	$-	$(60,858)
90 Day Euro	1,685	Jun-22	420,028,375	420,366,773	-	(338,398)
90 Day Sterling	863	Jun-22	148,352,849	148,353,878	-	(1,029)
90 Day Sterling	400	Dec-21	68,840,730	68,925,603	-	(84,873)
Aluminum (a)(b)	141	Jun-21	7,785,844	7,104,448	681,396	-
Brent Crude (a)	66	Apr-21	4,140,840	4,370,657	-	(229,817)
CAC 40 10 Euro Index	83	Apr-21	5,904,307	5,866,462	37,845	-
Cocoa (a)	71	May-21	1,657,127	1,633,283	23,844	-
Coffee (a)	43	May-21	1,991,438	2,061,149	-	(69,711)
Copper (a)(b)	52	Jun-21	11,424,075	10,352,568	1,071,507	-
Corn (a)	412	May-21	11,623,550	11,243,967	379,583	-
Cotton No.2 (a)	48	May-21	1,941,120	2,113,374	-	(172,254)
DAX Index	76	Jun-21	33,486,684	33,001,524	485,160	-
Dow Jones Industrial Average Mini E-Cbot Index	93	Jun-21	15,297,570	15,327,284	-	(29,714)
Euro-Bobl	586	Jun-21	92,827,601	92,764,105	63,496	-
Euro-Bund	212	Jun-21	42,582,482	42,663,613	-	(81,131)
Euro-Schatz	619	Jun-21	81,373,823	81,373,978	-	(155)
Euro-Stoxx 50 Index	215	Jun-21	9,747,399	9,525,935	221,464	-
FTSE 100 Index	33	Jun-21	3,038,773	3,027,412	11,361	-
Gasoline RBOB (a)	61	Apr-21	5,020,751	5,091,425	-	(70,674)
Hang Seng Index	53	Apr-21	9,652,230	9,614,151	38,079	-
Hard Red Wheat (a)	162	Jul-21	4,712,175	5,174,386	-	(462,211)
Heating Oil (a)	78	Apr-21	5,797,865	6,083,917	-	(286,052)
Long Gilt	66	Jun-21	11,609,165	11,720,693	-	(111,528)
Low Sulphur Gasoil (a)	119	May-21	6,039,250	6,232,089	-	(192,839)
Nasdaq 100 E-Mini Index	81	Jun-21	21,205,395	20,928,957	276,438	-
Nikkei 225 Index	18	Jun-21	4,743,644	4,825,051	-	(81,407)
Russell 2000 Mini Index	35	Jun-21	3,889,375	3,898,518	-	(9,143)
S&P 500 E-Mini Index	141	Jun-21	27,970,170	27,874,469	95,701	-
Silver (a)	51	May-21	6,255,660	7,025,023	-	(769,363)
Soybean (a)	78	May-21	5,603,325	5,471,873	131,452	-
Soybean Meal (a)	101	May-21	4,274,320	4,313,510	-	(39,190)
Soybean Oil (a)	88	May-21	2,794,176	2,438,178	355,998	-
Sugar (a)	210	Apr-21	3,473,904	3,715,927	-	(242,023)
Tokyo Price Index	106	Jun-21	18,706,164	18,338,488	367,676	-
U.S. 2 Yr Note	985	Jun-21	217,415,664	217,627,231	-	(211,567)
Wheat (a)	177	May-21	5,469,300	5,718,549	-	(249,249)
WTI Crude (a)	68	Apr-21	4,022,880	4,421,347	-	(398,467)
Zinc (a)(b)	84	Jun-21	5,915,175	5,560,696	354,479	-
Total Purchase Contracts					4,595,479	(4,191,653)

Sale Contracts:
10 Yr Mini JGB	(11)	Jun-21	$1,499,616	$1,501,723	$2,107	$-
Aluminum (a)(b)	(27)	Jun-21	1,490,906	1,500,145	9,239	-
Australian 10 Yr Bond	(389)	Jun-21	40,807,916	41,029,270	221,354	-
Canadian 10 Yr Bond	(381)	Jun-21	42,071,592	42,133,607	62,015	-
Copper (a)(b)	(34)	Jun-21	7,469,588	7,621,504	151,916	-
Dollar	(30)	Jun-21	2,797,080	2,756,459	-	(40,621)
Gold (a)	(101)	Jun-21	17,327,560	17,392,701	65,141	-
Japanese 10 Yr Bond	(60)	Jun-21	81,911,041	81,824,819	-	(86,222)
Natural Gas (a)	(235)	Apr-21	6,128,800	6,007,210	-	(121,590)
U.S. 10 Yr Note	(990)	Jun-21	129,628,125	131,399,420	1,771,295	-
U.S. 5 Yr Note	(983)	Jun-21	121,300,665	121,683,614	382,949	-
U.S. Long Bond	(88)	Jun-21	13,604,250	13,685,927	81,677	-
Zinc (a)(b)	(41)	Jun-21	2,887,169	2,937,309	50,140	-
Total Sale Contracts					2,797,833	(248,433)
Total Futures Contracts					$7,393,312	$(4,440,086)
Net Unrealized Appreciation					$2,953,226

(a)	Contract held by LCMT Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

The accompanying notes are an integral part of these consolidated financial statements.

NOTES

Investment Valuation
Fair Value Measurement Summary
March 31, 2021 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of March 31, 2021:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$24,912,616	$-	$24,912,616
Corporate Bonds	-	60,075,758	-	60,075,758
Mortgage Backed Securities	-	26,472,344	-	26,472,344
Municipal Bonds	-	1,532,571	-	1,532,571
U.S. Government Agency Issues	-	22,409,213	-	22,409,213
U.S. Government Notes	-	69,928,902	-	69,928,902
Short Term Investment	19,044,531	-	-	19,044,531
Total Investments	$19,044,531	$205,331,404	$-	$224,375,935

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(2,382,018)	$-	$(2,382,018)
Sale	-	3,276,384	-	3,276,384
Total Forward Currency Contracts	-	894,366	-	894,366
Futures Contracts
Long	403,826	-	-	403,826
Short	2,549,400	-	-	2,549,400
Total Futures Contracts	2,953,226	-	-	2,953,226
Total Other Financial Instruments	$2,953,226	$894,366	$-	$3,847,592

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized appreciation at March 31, 2021.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.